Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

Sunrun Inc. (the “Company”)

BofA Securities, Inc. (the “Structuring Agent”)

(together, the “Specified Parties”)

Re: Sunrun Neptune Issuer 2024-1, LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Sunrun Neptune 2024-1 Data Tape (12.07.2023).xlsx,” provided by the Company on December 7, 2023, containing information on 27,094 solar assets (the “Solar Assets”) as of November 30, 2023 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Sunrun Neptune Issuer 2024-1, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively, unless otherwise stated.

•

The term “Solar Asset Contracts” means the solar power service agreement, solar facility addendum contract, solar lease agreement, PV designer report, PV plan set report, change order documentation, and/or lease agreement disclosure thereto. The Solar Asset Contracts were represented by the Company to be either the original Solar Asset Contracts, a copy of the original Solar Asset Contracts, and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of these contracts or the execution of the Solar Asset Contracts by the signor.

•

The term “PTO Notification” means the notice provided by the Company identifying the date on which the utility provider confirmed the Selected Asset (defined below) was granted permission-to-operate (PTO) on the electrical grid.

•

The term “PTO Screenshots” means extracts from Company’s servicing system identifying the date on which a Selected Asset was granted permission-to-operate (PTO) on the electrical grid provided by the Company on December 22, 2023.

•	The term “PTO Support” means the PTO Notification and PTO Screenshots.

•

The term “FICO & ACH Support” means an electronic data file entitled “Neptune - FICO and ACH Snowflake Output.xlsx,” containing credit report scores and billing type information associated with each Selected Asset provided by the Company on December 12, 2023.

•	The term “PBI Support” means performance-based incentive contracts associated with each applicable Selected Asset provided by the Company on December 8, 2023, and December 18, 2023.

•	The term “Source Documents” means the Solar Asset Contracts, PTO Support, FICO & ACH Support, and PBI Support.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit A.

•	The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of 300 Solar Assets from the Data File (the “Selected Assets”). A listing of the Selected Assets is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Solar Assets we were instructed to randomly select from the Data File.

B.

For each Selected Asset, we compared or recomputed the specified attributes in the Data File listed in the table below to or using the corresponding information included in the Source Documents listed in the Provided Information column below, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents, utilizing the Instructions as applicable, constituted an exception. The Source Documents and Instructions are listed in the order of priority.

Attribute	Provided Information
Contract ID	Solar Asset Contracts

State	Solar Asset Contracts

System Size (kW)	Solar Asset Contracts

Estimated Solar Generation Year 1 (kWh)	Solar Asset Contracts

Customer Agreement Term (Years)	Solar Asset Contracts

Product Type	Solar Asset Contracts

2

Attribute	Provided Information
Billing Type	Solar Asset Contracts

Panel Manufacturer	Solar Asset Contracts

Utility Company	Solar Asset Contracts, Instructions

Total Monthly Payment Year 1 (Lease & Balanced PPAs)	Solar Asset Contracts, Instructions

$/kWh Rate Year 1 (Generation PPAs)	Solar Asset Contracts, Instructions

Annual Escalator (%)	Solar Asset Contracts, Instructions

Performance Guarantee %	Solar Asset Contracts, Instructions

PeGu Payout Frequency	Solar Asset Contracts, Instructions

Inverter Manufacturer	Solar Asset Contracts, Instructions

Battery Manufacturer	Solar Asset Contracts, Instructions

Cumulative Guaranteed Production kWh (Year 20)	Solar Asset Contracts, Instructions

ACH (Y/N)	FICO & ACH Support

Current FICO	FICO & ACH Support, Instructions

PBI Rate ($/kWh)	PBI Support, Instructions

PBI Term (Years)	PBI Support, Instructions

Actual & Estimated PTO Date	PTO Support, Instructions

Balanced or Generation (PPA Type)	Instructions

Remaining Term of Contract (Months)	Instructions

We found such information to be in agreement except as listed in Exhibit C.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

3

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Solar Assets, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Solar Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Solar Assets being securitized, (iii) the compliance of the originator of the Solar Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

March 18, 2024

4

Exhibit A

Instructions

Number	Attribute	Instructions
1.	Utility Company	For Selected Assets with a Data File value of “NV Energy South,” consider the attribute to be in agreement if the Solar Asset Contract value is “NV Energy.”

2.	Total Monthly Payment Year 1 (Lease & Balanced PPAs)	Do not perform this procedure for Selected Assets with a Billing Type of “Prepaid” or Balanced or Generation (PPA Type) of “Generation.”

3.	$/kWh Rate Year 1 (Generation PPAs)	Do not perform this procedure for Selected Assets with a Balanced or Generation (PPA Type) of either “0” or “Balanced.”

4.	Annual Escalator (%)	For Selected Assets for which the annual escalator percentage is not included in the Solar Asset Contracts, consider the attribute to be in agreement if Data File value is 0.

5.	Performance Guarantee %	For Selected Assets for which the performance guarantee percentage is not included in the Solar Asset Contracts, consider the attribute to be in agreement if Data File value is 0.

6.	PeGu Payout Frequency	Do not perform this procedure for Selected Assets if the Performance Guarantee % is 0.

7.	Inverter Manufacturer	For Selected Assets with a Data File value of “ABB” or “Power-One,” consider the attribute to be in agreement if the Source Document value is “Power-One” or “ABB.” ABB acquired Power-One in July 2013.

8.	Battery Manufacturer	Do not perform this procedure for Selected Assets if the Number of Batteries is 0.

9.	Cumulative Guaranteed Production kWh (Year 20)	Consider the attribute to be in agreement if it is within the range of -2% to 15% of the Source Document value.

10.	Current FICO	Do not perform this procedure for Selected Assets with a Billing Type of “Prepaid.”

11.	PBI Rate ($/kWh)	Round PBI Support value to 3 decimal places. Do not perform this procedure for Selected Assets with a PBI Rate of $0.

12.	PBI Term (Years)	Do not perform this procedure for Selected Assets with a PBI Rate of $0.

13.	Actual & Estimated PTO Date	Consider the attribute to be in agreement if it is within 15 days of the Data File value.

A-1

Exhibit A

Instructions

Number	Attribute	Instructions
14.	Balanced or Generation (PPA Type)

Do not perform this procedure for Selected Assets with a Billing Type of “Prepaid” or Product Type of “Lease.”

For Selected Assets with a Total Monthly Payment Year 1 (Lease & Balanced PPAs) of $0, consider the attribute to be in agreement if the Data File value is “Generation.”

For Selected Assets with a Total Monthly Payment Year 1 (Lease & Balanced PPAs) not equal to $0, consider the attribute to be in agreement if the Data File value is “Balanced.”

15.	Remaining Term of Contract (Months)

Recompute as the difference between Customer Agreement Term (Years) and Seasoning (Months). Recompute Seasoning (Months) as the difference between the Actual & Estimated PTO Date and November 30, 2023.

Consider the attribute to be in agreement if it is within 1 month of the Data File value.

A-2

Exhibit B

The Selected Assets

Selected Asset Number	Contract ID		Selected Asset Number	Contract ID		Selected Asset Number	Contract ID
1	1008522	***	41	1160837	***	81	1346641	***
2	1011861	***	42	1163784	***	82	1349933	***
3	1017441	***	43	1163965	***	83	1351250	***
4	1019788	***	44	1164373	***	84	1353974	***
5	1021951	***	45	1171260	***	85	1357703	***
6	1022115	***	46	1173745	***	86	1357735	***
7	1026299	***	47	1178052	***	87	1358315	***
8	1026356	***	48	1182446	***	88	1365963	***
9	1036256	***	49	1185799	***	89	1373059	***
10	1041255	***	50	1186999	***	90	1376255	***
11	1042113	***	51	1188076	***	91	1380004	***
12	1053110	***	52	1194872	***	92	1386644	***
13	1053449	***	53	1197080	***	93	1389736	***
14	1059415	***	54	1213493	***	94	1390313	***
15	1059699	***	55	1214048	***	95	1397381	***
16	1064504	***	56	1216145	***	96	1398750	***
17	1066709	***	57	1222932	***	97	1403278	***
18	1078557	***	58	1227187	***	98	1405071	***
19	1087654	***	59	1233296	***	99	1405266	***
20	1088757	***	60	1240807	***	100	1407289	***
21	1092079	***	61	1245676	***	101	1408139	***
22	1093833	***	62	1250611	***	102	1408214	***
23	1096021	***	63	1251725	***	103	1409825	***
24	1096091	***	64	1264611	***	104	1412638	***
25	1096758	***	65	1264903	***	105	1415954	***
26	1101825	***	66	1265682	***	106	1416533	***
27	1110647	***	67	1266608	***	107	1417576	***
28	1111218	***	68	1267893	***	108	1425205	***
29	1111527	***	69	1269471	***	109	1426686	***
30	1118351	***	70	1274099	***	110	1431179	***
31	1119537	***	71	1276088	***	111	1436454	***
32	1126258	***	72	1291566	***	112	1437563	***
33	1126445	***	73	1294858	***	113	1440784	***
34	1142576	***	74	1301964	***	114	1442783	***
35	1147461	***	75	1311100	***	115	1445935	***
36	1153124	***	76	1320132	***	116	1447350	***
37	1153463	***	77	1320696	***	117	1449217	***
38	1153729	***	78	1330132	***	118	1451286	***
39	1154090	***	79	1330684	***	119	1452791	***
40	1160001	***	80	1331737	***	120	1457115	***

Exhibit B

The Selected Assets

Selected Asset Number	Contract ID		Selected Asset Number	Contract ID		Selected Asset Number	Contract ID
121	1468595	***	161	1629642	***	201	1793382	***
122	1468795	***	162	1630871	***	202	1794263	***
123	1484580	***	163	1633405	***	203	1794796	***
124	1485515	***	164	1636186	***	204	1796033	***
125	1487699	***	165	1636665	***	205	1798201	***
126	1488426	***	166	1639076	***	206	1798947	***
127	1494443	***	167	1645782	***	207	1799247	***
128	1496031	***	168	1647798	***	208	1801048	***
129	1499283	***	169	1648204	***	209	1811171	***
130	1499520	***	170	1650918	***	210	1816336	***
131	1500575	***	171	1652310	***	211	1816484	***
132	1500892	***	172	1657984	***	212	1826383	***
133	1508824	***	173	1663804	***	213	1841531	***
134	1529878	***	174	1665243	***	214	1844404	***
135	1534959	***	175	1668919	***	215	1846486	***
136	1536094	***	176	1674450	***	216	1849251	***
137	1538208	***	177	1674951	***	217	1851693	***
138	1540261	***	178	1679417	***	218	1852502	***
139	1544431	***	179	1686646	***	219	1852921	***
140	1544743	***	180	1690225	***	220	1853069	***
141	1547937	***	181	1694154	***	221	1853817	***
142	1550264	***	182	1696609	***	222	1855664	***
143	1550976	***	183	1707902	***	223	1862087	***
144	1551531	***	184	1716090	***	224	1866057	***
145	1552846	***	185	1720504	***	225	1868866	***
146	1558300	***	186	1720531	***	226	1870357	***
147	1558463	***	187	1722461	***	227	1873086	***
148	1565186	***	188	1723539	***	228	1873830	***
149	1566225	***	189	1732244	***	229	1883607	***
150	1567371	***	190	1737173	***	230	1887694	***
151	1570861	***	191	1745355	***	231	1888716	***
152	1576026	***	192	1745935	***	232	1892069	***
153	1590403	***	193	1752393	***	233	1896150	***
154	1592134	***	194	1765256	***	234	1897729	***
155	1596763	***	195	1768072	***	235	1898952	***
156	1606993	***	196	1773486	***	236	1903888	***
157	1607175	***	197	1776983	***	237	1906709	***
158	1617294	***	198	1779354	***	238	1911564	***
159	1619967	***	199	1782961	***	239	1913367	***
160	1626685	***	200	1783040	***	240	1934069	***

Exhibit B

The Selected Assets

Selected Asset Number	Contract ID		Selected Asset Number	Contract ID
241	1934307	***	271	2037177	***
242	1934461	***	272	2037480	***
243	1936502	***	273	2038979	***
244	1936843	***	274	2041154	***
245	1936966	***	275	2045713	***
246	1938721	***	276	2047452	***
247	1942347	***	277	2048691	***
248	1944064	***	278	2054219	***
249	1947067	***	279	2056209	***
250	1955638	***	280	2074057	***
251	1957938	***	281	2075921	***
252	1963831	***	282	2078489	***
253	1974814	***	283	2090164	***
254	1977425	***	284	2094974	***
255	1979378	***	285	2096989	***
256	1980965	***	286	2099586	***
257	1981170	***	287	2101533	***
258	1983469	***	288	2102386	***
259	1985544	***	289	2106934	***
260	1987029	***	290	2110135	***
261	1987388	***	291	2111480	***
262	1992833	***	292	2117756	***
263	1995732	***	293	2118012	***
264	1998828	***	294	2119796	***
265	2007155	***	295	2122411	***
266	2012557	***	296	2131829	***
267	2018882	***	297	2134917	***
268	2020807	***	298	2141146	***
269	2022458	***	299	2143329	***
270	2023989	***	300	2147105	***

Exhibit C

Exceptions

Selected Asset Number	Contract ID		Attribute	Per Data File	Per Provided Information
213	1841531	***	Cumulative Guaranteed Production kWh (Year 20)	181,794	190,646
213	1841531	***	Performance Guarantee %	95.0%	100.0%
228	1873830	***	Estimated Solar Generation Year 1 (kWh)	5,444	5,282
264	1998828	***	Estimated Solar Generation Year 1 (kWh)	5,937	5,794

C-1